Quarterly portfolio holdings
John Hancock
Multi-Asset High Income Fund
Asset allocation
May 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 0.3%					$278,024
(Cost $275,438)
U.S. Government Agency 0.3%					278,024
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	07-01-53		99,930	99,581
30 Yr Pass Thru	6.000	09-01-53		92,750	94,541

Federal National Mortgage Association 30 Yr Pass Thru	5.500	07-01-53		84,244	83,902
Foreign government obligations 0.7%					$813,067
(Cost $932,902)
Colombia 0.2%					239,580
Republic of Colombia Bond	6.125	01-18-41		300,000	239,580
Egypt 0.2%					193,580
Arab Republic of Egypt Bond (A)	9.450	02-04-33		200,000	193,580
Mongolia 0.2%					194,522
Republic of Mongolia Bond (A)	6.625	02-25-30		200,000	194,522
Pakistan 0.1%					185,385
Republic of Pakistan Bond	6.875	12-05-27		200,000	185,385

Corporate bonds 52.1%					$56,935,757
(Cost $58,938,228)
Communication services 7.1%					7,729,530
Diversified telecommunication services 1.4%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55		250,000	251,616
Connect Finco SARL (A)	9.000	09-15-29		73,000	69,577
Frontier Florida LLC (B)	6.860	02-01-28		190,000	195,700
IHS Holding, Ltd. (A)	7.875	05-29-30		200,000	197,458
IHS Holding, Ltd. (A)	8.250	11-29-31		200,000	198,676
Level 3 Financing, Inc. (A)	11.000	11-15-29		278,000	315,368
Sable International Finance, Ltd. (A)	7.125	10-15-32		200,000	196,272
Windstream Services LLC (A)	8.250	10-01-31		125,000	130,093
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (A)	7.500	02-15-29		90,000	70,335
Cinemark USA, Inc. (A)	7.000	08-01-32		39,000	40,121
Playtika Holding Corp. (A)	4.250	03-15-29		32,000	28,496
Univision Communications, Inc. (A)	8.500	07-31-31		251,000	241,001
Interactive media and services 0.5%
Arches Buyer, Inc. (A)	6.125	12-01-28		113,000	103,288
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	249,186
Snap, Inc. (A)	6.875	03-01-33		179,000	181,317
Media 3.2%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	87,717
Altice Financing SA (A)	5.750	08-15-29		255,000	194,907
Altice France SA (A)	8.125	02-01-27		358,000	328,561
CCO Holdings LLC (A)	6.375	09-01-29		514,000	520,971
CCO Holdings LLC (A)	7.375	03-01-31		414,000	428,490
CSC Holdings LLC (A)	11.750	01-31-29		300,000	281,234
Directv Financing LLC (A)	10.000	02-15-31		288,000	280,325
DISH Network Corp. (A)	11.750	11-15-27		270,000	278,562
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		200,000	188,261
Gray Media, Inc. (A)	4.750	10-15-30		28,000	20,265
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Gray Media, Inc. (A)	10.500	07-15-29		62,000	$65,938
iHeartCommunications, Inc. (A)	10.875	05-01-30		200,000	97,814
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		200,000	129,059
Scripps Escrow II, Inc. (A)	5.375	01-15-31		116,000	79,750
Scripps Escrow, Inc. (A)	5.875	07-15-27		36,000	30,523
Sirius XM Radio LLC (A)	5.500	07-01-29		314,000	308,865
Stagwell Global LLC (A)	5.625	08-15-29		240,000	225,657
Wireless telecommunication services 1.6%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33		209,000	207,365
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	372,476
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		425,000	428,327
Turkcell Iletisim Hizmetleri AS (A)	7.650	01-24-32		250,000	253,605
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	452,354
Consumer discretionary 5.5%					6,060,548
Automobile components 0.3%
ZF North America Capital, Inc. (A)	6.750	04-23-30		175,000	166,204
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	195,241
Broadline retail 1.3%
Kohl’s Corp.	5.125	05-01-31		135,000	85,870
Kohl’s Corp. (A)	10.000	06-01-30		168,000	172,496
Liberty Interactive LLC	8.250	02-01-30		385,000	63,525
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		175,000	167,016
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	23,159
Prosus NV (A)	2.031	08-03-32	EUR	170,000	168,005
Prosus NV (A)	3.832	02-08-51		200,000	123,109
QVC, Inc. (A)	6.875	04-15-29		164,000	72,980
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(C)	8.125	12-15-29		200,000	191,819
Rakuten Group, Inc. (A)	11.250	02-15-27		200,000	215,651
Wand NewCo 3, Inc. (A)	7.625	01-30-32		138,000	143,562
Distributors 0.1%
Li & Fung, Ltd. (C)	5.250	11-03-25		200,000	96,512
Diversified consumer services 0.2%
Sotheby’s (A)	7.375	10-15-27		220,000	216,636
Hotels, restaurants and leisure 3.0%
Affinity Interactive (A)(B)	6.875	12-15-27		205,000	152,377
Caesars Entertainment, Inc. (A)	7.000	02-15-30		200,000	205,226
Carnival Corp. (A)	5.875	06-15-31		195,000	195,117
CEC Entertainment LLC (A)	6.750	05-01-26		200,000	196,749
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	198,005
Fortune Star BVI, Ltd.	5.050	01-27-27		200,000	190,736
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32		235,000	234,702
Marriott Ownership Resorts, Inc. (A)	4.500	06-15-29		57,000	53,514
Meituan	2.125	10-28-25		200,000	197,895
Resorts World Las Vegas LLC (A)	4.625	04-16-29		200,000	175,340
Resorts World Las Vegas LLC (B)	4.625	04-16-29		200,000	175,340
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		151,000	151,542
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32		43,000	43,581
Sabre GLBL, Inc. (A)	8.625	06-01-27		160,000	164,524
Sabre GLBL, Inc. (A)	10.750	11-15-29		128,000	130,560
Sabre GLBL, Inc. (A)	11.125	07-15-30		179,000	183,654
Sands China, Ltd.	5.125	08-08-25		200,000	199,730
Studio City Company, Ltd. (A)(B)	7.000	02-15-27		200,000	199,980
Studio City Finance, Ltd.	6.500	01-15-28		200,000	195,757
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.3%
KB Home	4.000	06-15-31	251,000	$227,522
KB Home	7.250	07-15-30	80,000	82,149
Newell Brands, Inc. (A)	8.500	06-01-28	50,000	51,727
Specialty retail 0.3%
Saks Global Enterprises LLC (A)	11.000	12-15-29	170,000	76,075
Wayfair LLC (A)	7.250	10-31-29	53,000	51,618
Wayfair LLC (A)	7.750	09-15-30	230,000	225,343
Consumer staples 1.2%				1,252,963
Consumer staples distribution and retail 0.2%
Walgreens Boots Alliance, Inc. (B)	8.125	08-15-29	192,000	201,171
Food products 0.6%
Camposol SA (A)(B)	6.000	02-03-27	322,000	311,215
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	125,210
Post Holdings, Inc. (A)	6.375	03-01-33	160,000	158,831
Personal care products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	149,640
HLF Financing Sarl LLC (A)	12.250	04-15-29	62,000	67,073
Opal Bidco SAS (A)	6.500	03-31-32	200,000	199,822
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	40,001
Energy 7.5%				8,198,110
Energy equipment and services 0.6%
Archrock Partners LP (A)	6.250	04-01-28	63,000	62,898
Archrock Partners LP (A)	6.625	09-01-32	206,000	207,084
Oceanica Lux (A)	13.000	10-02-29	200,000	179,900
USA Compression Partners LP (A)	7.125	03-15-29	66,000	67,037
Yinson Boronia Production BV (A)	8.947	07-31-42	163,545	170,253
Oil, gas and consumable fuels 6.9%
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	179,347
Bapco Energies BSCC (A)	7.500	10-25-27	450,000	459,869
Buckeye Partners LP (A)	6.750	02-01-30	50,000	51,611
Buckeye Partners LP (A)	6.875	07-01-29	158,000	162,453
Civitas Resources, Inc. (A)(B)	8.750	07-01-31	203,000	198,474
Civitas Resources, Inc. (A)	9.625	06-15-33	124,000	124,185
Delek Logistics Partners LP (A)	7.125	06-01-28	140,000	140,588
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	384,091
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	311,429
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	830,000	833,567
Excelerate Energy LP (A)	8.000	05-15-30	169,000	174,954
Genesis Energy LP	8.000	05-15-33	39,000	39,572
Genesis Energy LP	8.250	01-15-29	223,000	230,743
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	32,000	33,116
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	180,919
Indika Energy Tbk PT	8.750	05-07-29	250,000	240,528
Long Ridge Energy LLC (A)	8.750	02-15-32	190,000	191,480
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	460,323	360,203
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	200,204
Permian Resources Operating LLC (A)	7.000	01-15-32	174,000	178,488
Petroleos del Peru SA (A)	5.625	06-19-47	310,000	188,011
Petroleos Mexicanos	6.625	06-15-35	285,000	228,157
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	86,632
SM Energy Company (A)	7.000	08-01-32	193,000	185,282
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		175,000	$174,505
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		285,000	282,186
TransMontaigne Partners LLC (A)	8.500	06-15-30		73,000	74,522
Venture Global LNG, Inc. (A)	7.000	01-15-30		188,000	187,168
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		773,000	729,071
Venture Global LNG, Inc. (A)	9.500	02-01-29		275,000	294,015
Venture Global Plaquemines LNG LLC (A)	7.500	05-01-33		311,000	324,823
Viper Energy, Inc. (A)	7.375	11-01-31		77,000	80,745
Financials 10.9%					11,941,921
Banks 4.3%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(C)	4.100	09-08-26		200,000	192,511
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(C)	7.500	06-27-29		300,000	297,525
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (C)	8.000	02-01-34		200,000	209,183
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33		250,000	287,448
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (C)	4.300	03-24-27		200,000	188,738
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30		321,000	326,087
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84		300,000	309,433
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29		550,000	573,630
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(C)	8.000	08-22-31		350,000	365,985
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (C)	7.375	05-15-28		185,000	190,991
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (C)	6.875	09-11-29		340,000	342,148
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (C)	5.000	09-15-26		164,000	160,894
Popular, Inc.	7.250	03-13-28		209,000	219,707
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		352,000	365,936
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		390,000	410,874
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84		217,000	221,692
Capital markets 0.5%
Focus Financial Partners LLC (A)	6.750	09-15-31		225,000	227,618
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(C)	7.000	02-10-30		200,000	198,006
XP, Inc. (A)	6.750	07-02-29		161,000	163,297
Consumer finance 1.0%
Boost Newco Borrower LLC (A)	8.500	01-15-31	GBP	100,000	144,166
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (A)	8.375	06-15-35		64,000	62,138
Credit Acceptance Corp. (A)	6.625	03-15-30		106,000	105,586
goeasy, Ltd. (A)	7.375	10-01-30		220,000	219,804
Muthoot Finance, Ltd.	7.125	02-14-28		200,000	201,912
OneMain Finance Corp.	6.750	03-15-32		65,000	64,607
OneMain Finance Corp.	9.000	01-15-29		149,000	156,162
PHH Escrow Issuer LLC (A)	9.875	11-01-29		75,000	73,649
World Acceptance Corp. (A)(B)	7.000	11-01-26		75,000	74,683
Financial services 1.6%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54		300,000	288,200
Block, Inc.	3.500	06-01-31		150,000	135,537
CFAMC II Company, Ltd.	5.000	11-19-25		200,000	199,500
Freedom Mortgage Corp. (A)	12.250	10-01-30		175,000	193,412
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32		99,000	97,780
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29		156,000	158,890
NMI Holdings, Inc.	6.000	08-15-29		200,000	202,985
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (C)	4.125	03-10-28		200,000	61,700
NWD Finance BVI, Ltd. (5.250% to 6-22-26, then 5 Year CMT + 7.889%) (C)	5.250	03-22-26		200,000	79,007
PennyMac Financial Services, Inc. (A)	6.875	05-15-32		105,000	105,494
PennyMac Financial Services, Inc. (A)	6.875	02-15-33		116,000	116,623
Walker & Dunlop, Inc. (A)	6.625	04-01-33		90,000	91,133
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Insurance 3.3%
Acrisure LLC (A)	7.500	11-06-30		237,000	$244,536
Acrisure LLC (A)	8.500	06-15-29		111,000	116,003
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28		170,000	172,381
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31		188,000	192,295
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32		150,000	154,183
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54		500,000	491,670
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31		99,000	102,062
F&G Annuities & Life, Inc.	6.250	10-04-34		288,000	278,502
FWD Group Holdings, Ltd. (5 Year CMT + 4.865%) (C)(D)	8.045	12-15-25		200,000	200,012
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54		250,000	256,470
HUB International, Ltd. (A)	7.375	01-31-32		103,000	107,491
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (C)	9.250	12-01-27		320,000	344,731
Nippon Life Insurance Company (6.500% to 4-30-35, then 5 Year CMT + 3.189%) (A)	6.500	04-30-55		313,000	317,659
Panther Escrow Issuer LLC (A)	7.125	06-01-31		245,000	253,453
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55		150,000	147,250
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26		300,000	272,203
Mortgage real estate investment trusts 0.2%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29		196,000	206,349
Health care 2.3%					2,467,126
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		259,000	257,800
Health care providers and services 1.2%
Acadia Healthcare Company, Inc. (A)	7.375	03-15-33		194,000	197,675
AMN Healthcare, Inc. (A)	4.000	04-15-29		166,000	152,529
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55		310,000	312,253
DaVita, Inc. (A)	3.750	02-15-31		70,000	62,000
DaVita, Inc. (A)	4.625	06-01-30		280,000	261,643
Raven Acquisition Holdings LLC (A)	6.875	11-15-31		111,000	110,496
Rede D’Or Finance Sarl (A)	4.500	01-22-30		200,000	188,346
Pharmaceuticals 0.9%
Bausch Health Companies, Inc. (A)	10.000	04-15-32		454,000	449,468
Endo Finance Holdings, Inc. (A)	8.500	04-15-31		261,000	270,156
Viatris, Inc.	4.000	06-22-50		320,000	204,760
Industrials 4.8%					5,260,013
Aerospace and defense 0.2%
Axon Enterprise, Inc. (A)	6.125	03-15-30		64,000	65,274
Axon Enterprise, Inc. (A)	6.250	03-15-33		64,000	64,933
TransDigm, Inc. (A)	7.125	12-01-31		113,000	116,893
Air freight and logistics 0.3%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	162,385
Stonepeak Nile Parent LLC (A)	7.250	03-15-32		107,000	110,820
Building products 0.4%
Builders FirstSource, Inc. (A)	6.750	05-15-35		125,000	125,711
JELD-WEN, Inc. (A)(B)	7.000	09-01-32		231,000	170,619
Miter Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32		82,000	82,617
Commercial services and supplies 1.2%
Albion Financing 1 SARL (A)	7.000	05-21-30		200,000	202,834
Ambipar Lux Sarl (A)	10.875	02-05-33		266,000	248,766
Cimpress PLC (A)	7.375	09-15-32		35,000	32,624
Garda World Security Corp. (A)	8.250	08-01-32		104,000	103,550
Garda World Security Corp. (A)	8.375	11-15-32		75,000	75,251
The Brink’s Company (A)	6.500	06-15-29		48,000	48,976
The GEO Group, Inc.	10.250	04-15-31		299,000	327,748
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
VT Topco, Inc. (A)	8.500	08-15-30	200,000	$212,051
Wrangler Holdco Corp. (A)	6.625	04-01-32	97,000	100,044
Construction and engineering 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32	191,000	190,666
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	138,000	134,688
MasTec, Inc. (A)	6.625	08-15-29	160,000	161,526
Electrical equipment 0.3%
EMRLD Borrower LP (A)	6.625	12-15-30	160,000	161,618
EMRLD Borrower LP (A)	6.750	07-15-31	198,000	202,614
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	73,000	75,133
Machinery 0.3%
Enpro, Inc. (A)	6.125	06-01-33	132,000	132,982
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	140,000	135,766
Passenger airlines 0.3%
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	323,000	319,501
OneSky Flight LLC (A)	8.875	12-15-29	58,000	58,478
Professional services 0.4%
Amentum Holdings, Inc. (A)	7.250	08-01-32	47,000	47,944
CACI International, Inc. (A)	6.375	06-15-33	156,000	159,033
TriNet Group, Inc. (A)	7.125	08-15-31	201,000	207,232
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	228,000	233,861
Herc Holdings Escrow, Inc. (A)	7.000	06-15-30	129,000	132,899
WESCO Distribution, Inc. (A)	6.375	03-15-33	66,000	67,225
Transportation infrastructure 0.5%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	200,000	202,830
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	191,971
JSW Infrastructure, Ltd. (A)	4.950	01-21-29	200,000	192,950
Information technology 1.6%				1,796,229
Communications equipment 0.1%
EchoStar Corp.	10.750	11-30-29	134,000	134,657
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (A)	6.500	06-01-32	43,000	43,767
IT services 0.1%
CoreWeave, Inc. (A)	9.250	06-01-30	86,000	85,904
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31	200,000	175,983
Software 0.8%
Cloud Software Group, Inc. (A)	9.000	09-30-29	452,000	462,658
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	135,000	134,089
NCR Voyix Corp. (A)	5.125	04-15-29	15,000	14,619
UKG, Inc. (A)	6.875	02-01-31	309,000	318,392
Technology hardware, storage and peripherals 0.4%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	16,000	16,818
Seagate HDD Cayman	9.625	12-01-32	292,800	332,335
Xerox Holdings Corp. (A)	5.500	08-15-28	110,000	77,007
Materials 3.3%				3,562,727
Chemicals 0.6%
Braskem Idesa SAPI (A)(B)	6.990	02-20-32	325,000	238,963
Celanese US Holdings LLC	7.050	11-15-30	64,000	65,957
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55		300,000	$302,498
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.375	03-01-32		45,000	45,727
Quikrete Holdings, Inc. (A)	6.750	03-01-33		66,000	66,973
West China Cement, Ltd.	4.950	07-08-26		200,000	161,401
Containers and packaging 1.1%
Ardagh Packaging Finance PLC (A)(B)	4.125	08-15-26		440,000	399,991
Clydesdale Acquisition Holdings, Inc. (A)	6.750	04-15-32		107,000	108,132
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30		100,000	101,405
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		70,000	71,584
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	117,817
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	117,418
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31		220,000	220,376
Sealed Air Corp. (A)	5.000	04-15-29		51,000	50,074
Metals and mining 1.2%
Amsted Industries, Inc. (A)	6.375	03-15-33		65,000	65,975
Aris Mining Corp. (A)	8.000	10-31-29		102,000	103,557
Cia de Minas Buenaventura SAA (A)	6.800	02-04-32		200,000	200,547
CSN Resources SA (A)	4.625	06-10-31		400,000	307,860
First Quantum Minerals, Ltd. (A)	9.375	03-01-29		200,000	210,292
JSW Steel, Ltd.	3.950	04-05-27		200,000	192,309
Vedanta Resources Finance II PLC (A)	9.475	07-24-30		200,000	189,696
Paper and forest products 0.2%
Magnera Corp. (A)	7.250	11-15-31		245,000	224,175
Real estate 1.6%					1,785,985
Health care REITs 0.1%
Diversified Healthcare Trust	9.750	06-15-25		34,000	33,998
MPT Operating Partnership LP (A)	8.500	02-15-32		42,000	43,052
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30		66,000	66,141
Real estate management and development 0.9%
Agile Group Holdings, Ltd. (E)	6.050	10-13-25		400,000	24,688
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30		220,241	201,194
China SCE Group Holdings, Ltd. (E)	7.375	04-09-24		200,000	9,500
Country Garden Holdings Company, Ltd. (E)	3.125	10-22-25		200,000	14,814
Country Garden Holdings Company, Ltd. (E)	5.625	01-14-30		350,000	26,093
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (C)	4.600	06-29-27		200,000	103,320
Greystar Real Estate Partners LLC (A)	7.750	09-01-30		169,000	179,336
KWG Group Holdings, Ltd. (E)	6.000	01-14-24		237,500	16,625
RKPF Overseas 2019 A, Ltd.	6.000	03-04-29		176,595	69,322
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29		200,000	142,108
Wanda Properties Global Company, Ltd.	11.000	02-13-26		200,000	192,500
Residential REITs 0.3%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (A)(C)	9.500	03-30-30		300,000	299,559
Specialized REITs 0.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32		100,000	94,600
Outfront Media Capital LLC (A)	7.375	02-15-31		68,000	71,812
Uniti Group LP (A)	10.500	02-15-28		186,000	197,323
Utilities 6.3%					6,880,605
Electric utilities 1.7%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55		268,000	264,820
Comision Federal de Electricidad (A)	3.348	02-09-31		175,000	150,997
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%)	8.125	06-15-53		360,000	$355,653
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		267,000	272,976
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55		155,000	155,193
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28		270,000	297,287
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55		335,000	328,037
Gas utilities 1.1%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54		594,000	580,954
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55		450,000	449,306
Superior Plus LP (A)	4.500	03-15-29		145,000	137,847
Independent power and renewable electricity producers 2.6%
Alpha Generation LLC (A)	6.750	10-15-32		94,000	95,840
ContourGlobal Power Holdings SA (A)	5.000	02-28-30	EUR	131,000	149,770
ContourGlobal Power Holdings SA (A)	6.750	02-28-30		213,000	215,778
Diamond II, Ltd.	7.950	07-28-26		200,000	201,284
India Clean Energy Holdings (A)	4.500	04-18-27		300,000	284,754
Lightning Power LLC (A)	7.250	08-15-32		161,000	168,801
San Miguel Global Power Holdings Corp. (8.750% to 9-12-29, then 5 Year CMT + 7.732%) (C)	8.750	06-12-29		200,000	201,456
Talen Energy Supply LLC (A)	8.625	06-01-30		222,000	237,085
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		670,000	675,301
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26		320,000	328,420
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(C)	8.875	01-15-29		271,000	291,090
Multi-utilities 0.9%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55		220,000	223,780
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		217,000	214,145
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		250,000	262,706
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%)	6.375	03-31-55		175,000	173,205

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54		175,000	164,120
Capital preferred securities 0.2%					$260,314
(Cost $292,200)
Financials 0.2%					260,314
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37		240,000	260,314

Term loans (F) 4.5%					$4,899,795
(Cost $5,035,811)
Communication services 1.4%					1,522,079
Entertainment 0.2%
AMC Entertainment Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 7.000%)	11.323	01-04-29		187,531	187,726
Interactive media and services 0.9%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.677	12-06-27		309,072	303,920
X Corp., 2025 Fixed Term Loan	9.500	10-26-29		658,000	654,605
Media 0.3%
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	6.441	05-03-28		200,956	193,018
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.324	02-19-30		202,000	182,810
Consumer discretionary 0.8%					849,154
Hotels, restaurants and leisure 0.8%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29		326,000	308,921
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	04-26-30		300,000	293,064
Oravel Stays Singapore Pte, Ltd. , 2025 Term Loan B (3 month CME Term SOFR + 8.000%)	12.299	01-08-30		252,000	247,169
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Financials 0.7%				$814,233
Financial services 0.4%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.577	10-06-28	201,000	200,122
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.827	08-17-28	207,955	208,521
Insurance 0.3%
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	12-29-31	199,500	198,710
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	7.327	11-01-28	101,744	101,617
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.049	05-06-32	105,263	105,263
Health care 0.3%				346,586
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	10-16-28	247,610	247,068
Health care technology 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	7.327	02-15-29	100,000	99,518
Industrials 1.0%				1,059,043
Commercial services and supplies 0.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.177	05-12-28	405,263	405,644
Anticimex Global AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.660	11-16-28	60,848	60,848
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.333	02-01-29	236,218	235,233
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	6.522	04-20-28	276,250	273,073
Professional services 0.1%
Holding Socotec SAS, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.060	06-30-28	84,000	84,245
Information technology 0.2%				199,526
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.549	07-16-32	71,000	70,615
Technology hardware, storage and peripherals 0.1%
Xerox Corp., 2023 Term Loan B (3 and 6 month CME Term SOFR + 4.000%)	8.299	11-17-29	134,282	128,911
Materials 0.1%				109,174
Chemicals 0.1%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.094	05-03-28	258,656	109,174

Asset-backed securities 1.9%				$2,118,560
(Cost $2,087,167)
Asset-backed securities 1.9%				2,118,560
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	286,888
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	247,169	239,937
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	234,199	238,539
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	418,370	423,319
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	166,397	169,361
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	192,405	183,772
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	235,815	238,167
Series 2024-1A, Class A2II (A)	6.268	07-30-54	99,500	101,425
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	252,933	237,152

10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Common stocks 31.8%		$34,772,622
(Cost $30,342,845)
Communication services 1.8%		2,008,310
Diversified telecommunication services 1.0%
HKT Trust & HKT, Ltd.	141,691	204,076
Orange SA	16,259	242,672
Swisscom AG	149	102,489
Telenor ASA	9,357	143,668
Verizon Communications, Inc.	9,926	436,347
Entertainment 0.1%
Electronic Arts, Inc.	491	70,596
Media 0.4%
Comcast Corp., Class A	11,822	408,687
RTL Group SA	2,403	92,144
Wireless telecommunication services 0.3%
SoftBank Corp.	88,879	136,568
Tele2 AB, B Shares	11,433	171,063
Consumer discretionary 2.2%		2,424,869
Automobile components 0.0%
Bridgestone Corp.	1,100	47,229
Automobiles 0.7%
Bayerische Motoren Werke AG	1,751	155,351
Ford Motor Company	44,075	457,499
Mercedes-Benz Group AG	2,848	170,304
Distributors 0.2%
Genuine Parts Company	1,707	215,970
Hotels, restaurants and leisure 0.3%
FDJ UNITED (A)	970	35,598
Genting Singapore, Ltd.	120,200	64,120
McDonald’s Corp.	196	61,515
Restaurant Brands International, Inc.	719	51,334
Starbucks Corp.	1,351	113,416
Household durables 0.5%
Garmin, Ltd.	1,968	399,445
Taylor Wimpey PLC	107,880	173,913
Leisure products 0.1%
Sankyo Company, Ltd.	2,996	52,253
Specialty retail 0.3%
Best Buy Company, Inc.	1,074	71,185
The Home Depot, Inc.	745	274,376
Textiles, apparel and luxury goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	150	81,361
Consumer staples 2.9%		3,123,278
Beverages 0.5%
Kirin Holdings Company, Ltd.	4,594	65,907
PepsiCo, Inc.	3,074	404,077
The Coca-Cola Company	746	53,787
Consumer staples distribution and retail 0.5%
Dollar General Corp.	572	55,627
Kesko OYJ, B Shares	6,226	150,567
Target Corp.	644	60,542
Walmart, Inc.	2,916	287,868
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	11

	Shares	Value
Consumer staples (continued)
Food products 0.1%
Mondelez International, Inc., Class A	808	$54,532
The Kraft Heinz Company	1,810	48,381
Household products 0.5%
Colgate-Palmolive Company	1,592	147,960
Kimberly-Clark Corp.	1,540	221,390
The Procter & Gamble Company	722	122,661
Personal care products 0.3%
L’Oreal SA	118	49,945
Unilever PLC	4,097	260,739
Tobacco 1.0%
Altria Group, Inc.	7,380	447,302
Imperial Brands PLC	5,842	221,556
Philip Morris International, Inc.	2,605	470,437
Energy 1.7%		1,889,975
Oil, gas and consumable fuels 1.7%
Aker BP ASA	3,536	81,365
Chevron Corp.	991	135,470
Enbridge, Inc.	5,224	243,128
Eni SpA	7,106	104,792
Equinor ASA	10,105	236,566
Exxon Mobil Corp.	3,670	375,441
Keyera Corp.	1,100	33,529
Kinder Morgan, Inc.	9,527	267,137
OMV AG	1,600	85,582
ONEOK, Inc.	569	45,998
Pembina Pipeline Corp.	1,186	44,446
TC Energy Corp.	599	30,353
The Williams Companies, Inc.	1,039	62,870
Woodside Energy Group, Ltd.	3,487	50,071
Yancoal Australia, Ltd.	27,653	93,227
Financials 5.9%		6,465,633
Banks 2.9%
ABN AMRO Bank NV (A)	1,391	35,957
Bank of America Corp.	1,218	53,750
Bank of Montreal	475	51,008
BAWAG Group AG (A)(G)	429	53,449
BOC Hong Kong Holdings, Ltd.	58,978	248,033
CaixaBank SA	30,260	256,684
Canadian Imperial Bank of Commerce	1,700	115,737
First International Bank of Israel, Ltd.	2,477	155,938
ING Groep NV	5,944	126,263
Intesa Sanpaolo SpA	23,102	128,972
JPMorgan Chase & Co.	305	80,520
KBC Group NV	1,137	112,407
Mizrahi Tefahot Bank, Ltd.	863	49,461
Oversea-Chinese Banking Corp., Ltd.	16,300	204,730
Svenska Handelsbanken AB, A Shares	19,735	263,674
Swedbank AB, A Shares	2,834	76,737
The Bank of Nova Scotia	4,214	225,477
The Toronto-Dominion Bank	1,295	89,428
U.S. Bancorp	6,935	302,297
United Overseas Bank, Ltd.	7,400	203,276
Wells Fargo & Company	4,153	310,561
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 1.7%
Ares Capital Corp.	19,919	$439,214
BlackRock, Inc.	136	133,265
CME Group, Inc.	1,153	333,217
DWS Group GmbH & Company KGaA (A)	2,284	128,289
IGM Financial, Inc.	2,087	66,624
Morgan Stanley	3,302	422,755
Partners Group Holding AG	100	134,237
S&P Global, Inc.	389	199,503
T. Rowe Price Group, Inc.	494	46,233
Financial services 0.6%
Mastercard, Inc., Class A	130	76,128
Mitsubishi HC Capital, Inc.	32,400	237,910
Unifin Financiera SAB de CV (G)(H)	64,472	0
Visa, Inc., Class A	877	320,272
Insurance 0.7%
American Financial Group, Inc.	1,662	206,055
MS&AD Insurance Group Holdings, Inc.	6,300	150,056
The Allstate Corp.	894	187,624
Zurich Insurance Group AG	342	239,892
Health care 4.0%		4,379,822
Biotechnology 0.1%
Amgen, Inc.	196	56,483
Health care equipment and supplies 0.5%
Abbott Laboratories	2,445	326,603
Medtronic PLC	2,228	184,879
Stryker Corp.	171	65,431
Health care providers and services 0.8%
Cardinal Health, Inc.	2,290	353,668
CVS Health Corp.	5,638	361,058
EBOS Group, Ltd.	1,512	33,479
UnitedHealth Group, Inc.	253	76,383
Health care technology 0.0%
Pro Medicus, Ltd.	215	38,979
Pharmaceuticals 2.6%
AstraZeneca PLC	548	80,273
Bristol-Myers Squibb Company	7,873	380,108
Eli Lilly & Company	406	299,494
GSK PLC	6,774	137,607
Johnson & Johnson	2,799	434,433
Merck & Company, Inc.	3,310	254,340
Novartis AG	2,005	231,435
Novo Nordisk A/S, Class B	2,022	143,659
Orion OYJ, Class B	1,467	99,531
Pfizer, Inc.	19,380	455,236
Roche Holding AG	609	197,284
Sanofi SA	1,711	169,459
Industrials 2.8%		3,058,865
Air freight and logistics 0.5%
DHL Group	2,064	92,618
United Parcel Service, Inc., Class B	4,448	433,858
Construction and engineering 0.1%
Kandenko Company, Ltd.	1,500	30,878
Obayashi Corp.	2,000	30,177
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	13

	Shares	Value
Industrials (continued)
Electrical equipment 0.3%
Eaton Corp. PLC	332	$106,306
Emerson Electric Company	747	89,177
Schneider Electric SE	689	173,843
Ground transportation 0.2%
Seino Holdings Company, Ltd.	9,986	150,066
Union Pacific Corp.	235	52,090
Industrial conglomerates 0.4%
CK Hutchison Holdings, Ltd.	28,304	158,268
Hitachi, Ltd.	1,600	44,576
Jardine Matheson Holdings, Ltd.	2,700	120,437
Siemens AG	336	80,816
Machinery 0.5%
Amada Company, Ltd.	6,291	64,282
Cummins, Inc.	687	220,857
Fujitec Company, Ltd.	1,200	47,783
PACCAR, Inc.	609	57,155
Snap-on, Inc.	449	144,017
VAT Group AG (A)	180	68,672
Marine transportation 0.1%
Kuehne + Nagel International AG	390	87,756
Professional services 0.1%
Paychex, Inc.	378	59,690
Thomson Reuters Corp.	160	31,789
Trading companies and distributors 0.6%
Fastenal Company	7,388	305,420
ITOCHU Corp.	3,000	159,229
Marubeni Corp.	4,500	91,212
Sumitomo Corp.	6,200	157,893
Information technology 7.4%		8,111,514
Communications equipment 0.4%
Cisco Systems, Inc.	7,288	459,436
Electronic equipment, instruments and components 0.1%
TD SYNNEX Corp.	502	60,913
IT services 0.8%
Accenture PLC, Class A	1,115	353,254
Capgemini SE	279	46,332
Cognizant Technology Solutions Corp., Class A	2,213	179,231
IBM Corp.	607	157,249
NS Solutions Corp.	2,300	61,625
Obic Company, Ltd.	3,296	120,289
Semiconductors and semiconductor equipment 2.3%
Analog Devices, Inc.	554	118,545
Applied Materials, Inc.	697	109,255
ASM International NV	52	28,301
ASML Holding NV	132	97,250
Broadcom, Inc.	304	73,589
Disco Corp.	200	44,802
Lam Research Corp.	609	49,201
NVIDIA Corp.	9,754	1,318,039
Qualcomm, Inc.	1,538	223,318
Texas Instruments, Inc.	2,061	376,854
Tokyo Electron, Ltd.	599	94,262
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software 2.7%
Constellation Software, Inc.	47	$170,409
Dassault Systemes SE	1,033	38,736
Intuit, Inc.	517	389,544
Microsoft Corp.	2,811	1,294,072
Nemetschek SE	665	92,449
Open Text Corp.	1,045	29,591
Oracle Corp.	2,277	376,912
Oracle Corp. Japan	799	93,600
Roper Technologies, Inc.	494	281,713
SAP SE	676	204,504
Technology hardware, storage and peripherals 1.1%
Apple, Inc.	4,949	994,007
Brother Industries, Ltd.	3,595	61,353
Canon, Inc.	3,695	112,879
Materials 0.8%		852,741
Chemicals 0.3%
LyondellBasell Industries NV, Class A	2,570	145,179
Tosoh Corp.	10,985	162,573
Construction materials 0.2%
Holcim, Ltd. (G)	1,793	198,683
Containers and packaging 0.2%
Packaging Corp. of America	1,158	223,691
Metals and mining 0.1%
Fortescue, Ltd.	9,499	94,504
Rio Tinto PLC	475	28,111
Real estate 1.2%		1,269,741
Hotel and resort REITs 0.1%
Invincible Investment Corp.	316	134,467
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	17,818	73,602
Hongkong Land Holdings, Ltd.	6,900	35,643
Retail REITs 0.6%
Choice Properties Real Estate Investment Trust	3,015	32,889
Frasers Centrepoint Trust	69,600	118,733
RioCan Real Estate Investment Trust	3,685	46,561
Simon Property Group, Inc.	2,598	423,656
Specialized REITs 0.4%
CubeSmart	1,377	58,881
Gaming and Leisure Properties, Inc.	5,038	235,275
VICI Properties, Inc.	3,470	110,034
Utilities 1.1%		1,187,874
Electric utilities 0.8%
Duke Energy Corp.	450	52,974
Edison International	938	52,200
Endesa SA	8,228	251,439
Fortum OYJ	3,754	64,874
NextEra Energy, Inc.	801	56,583
Power Assets Holdings, Ltd.	25,701	162,523
Redeia Corp. SA	8,167	168,956
The Southern Company	829	74,610
Gas utilities 0.1%
Snam SpA	24,764	148,163
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	15

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.1%
The AES Corp.	5,386	$54,345
Multi-utilities 0.1%

National Grid PLC	7,147	101,207

Preferred securities 2.3%		$2,521,630
(Cost $2,756,724)
Communication services 0.4%		391,633
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	391,633
Financials 0.6%		649,372
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	153,916
Insurance 0.5%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	10,646	262,956
F&G Annuities & Life, Inc., 7.300%	10,000	232,500
Industrials 0.1%		166,646
Trading companies and distributors 0.1%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	166,646
Information technology 0.5%		571,050
Software 0.3%
MicroStrategy, Inc., 10.000% (B)	3,100	321,129
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company, 7.625%	4,850	249,921
Real estate 0.2%		185,669
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	185,669
Utilities 0.5%		557,260
Electric utilities 0.5%
NextEra Energy, Inc., 7.299%	3,250	154,603
PG&E Corp., 6.000%	5,700	248,064
The Southern Company, 4.200% (B)	8,900	154,593

	Par value^	Value
Escrow certificates 0.0%		$28,975
(Cost $294,500)
Unifin Financiera SAB de CV (G)	475,000	28,975

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.4%				$8,064,442
(Cost $8,063,692)
U.S. Government 1.8%				1,977,954
U.S. Treasury Bill	4.090	09-04-25	2,000,000	1,977,954

	Yield (%)	Shares	Value
Short-term funds 5.6%			6,086,488
John Hancock Collateral Trust (I)	4.2439(J)	608,491	6,086,488

Total investments (Cost $109,019,507) 101.2%	$110,693,186
Other assets and liabilities, net (1.2%)	(1,360,446)
Total net assets 100.0%	$109,332,740

16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,655,364 or 37.2% of the fund’s net assets as of 5-31-25.
(B)	All or a portion of this security is on loan as of 5-31-25. The value of securities on loan amounted to $2,404,295.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Non-income producing security.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,455,859.
(J)	The rate shown is the annualized seven-day yield as of 5-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-25:
United States	65.0%
Canada	6.2%
Japan	2.9%
United Kingdom	2.7%
Hong Kong	1.9%
Luxembourg	1.9%
Switzerland	1.7%
France	1.7%
Ireland	1.3%
Spain	1.1%
Other countries	13.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	17

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	101,000	USD	114,904	CITI	6/18/2025	—	$(116)
EUR	321,700	USD	353,345	JPM	6/18/2025	$12,274	—
USD	1,395,735	EUR	1,283,525	MSCS	6/18/2025	—	(63,015)
USD	141,687	GBP	110,000	SSB	6/18/2025	—	(6,532)
						$12,274	$(69,663)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	47.50	Jun 2025	11	1,100	$242	$(39)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	47.50	Jun 2025	14	1,400	336	(63)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	47.00	Jun 2025	13	1,300	338	(169)
							$916	$(271)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.50	Jun 2025	20	2,000	$1,079	$(790)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Jun 2025	23	2,300	1,747	(1,599)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Jun 2025	20	2,000	1,119	(1,570)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.50	Jun 2025	23	2,300	1,816	(2,783)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.50	Jun 2025	22	2,200	1,143	(1,848)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Jun 2025	21	2,100	1,574	(2,363)
							$8,478	$(10,953)
							$9,394	$(11,224)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
UBS	FTSE 100 Index	GBP	8,775.00	Jun 2025	1	1	$27	$(67)
GSI	FTSE 100 Index	GBP	8,800.00	Jun 2025	3	3	97	(244)
UBS	Nikkei 225 Index	JPY	39,250.00	Jun 2025	342	342	746	(122)
GSI	Nikkei 225 Index	JPY	38,500.00	Jun 2025	343	343	494	(825)
GSI	Nikkei 225 Index	JPY	39,250.00	Jun 2025	333	333	480	(515)
							$1,844	$(1,773)
Exchange-traded	EURO STOXX 50 Index	EUR	5,400.00	Jun 2025	4	40	1,617	(5,021)
Exchange-traded	EURO STOXX 50 Index	EUR	5,550.00	Jun 2025	3	30	755	(56)
Exchange-traded	EURO STOXX 50 Index	EUR	5,525.00	Jun 2025	4	40	1,296	(397)
Exchange-traded	EURO STOXX 50 Index	EUR	5,550.00	Jun 2025	4	40	1,313	(570)
Exchange-traded	FTSE 100 Index	GBP	8,950.00	Jun 2025	1	10	397	(310)
Exchange-traded	S&P 500 Index	USD	6,000.00	Jun 2025	1	100	2,955	(1,375)
Exchange-traded	S&P 500 Index	USD	6,100.00	Jun 2025	2	200	7,199	(1,560)
Exchange-traded	S&P 500 Index	USD	6,030.00	Jun 2025	2	200	6,798	(6,690)
							$22,330	$(15,979)
Puts
UBS	FTSE 100 Index	GBP	8,600.00	Jun 2025	5	5	$615	$(65)
GSI	FTSE 100 Index	GBP	8,650.00	Jun 2025	5	5	627	(213)
UBS	Nikkei 225 Index	JPY	38,375.00	Jun 2025	307	307	954	(1,372)
GSI	Nikkei 225 Index	JPY	37,375.00	Jun 2025	307	307	1,594	(787)
GSI	Nikkei 225 Index	JPY	38,000.00	Jun 2025	302	302	1,254	(1,520)
							$5,044	$(3,957)
Exchange-traded	EURO STOXX 50 Index	EUR	5,250.00	Jun 2025	3	30	3,644	(402)
18	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	EURO STOXX 50 Index	EUR	5,400.00	Jun 2025	3	30	$3,212	$(2,071)
Exchange-traded	EURO STOXX 50 Index	EUR	5,400.00	Jun 2025	3	30	2,851	(2,711)
Exchange-traded	EURO STOXX 50 Index	EUR	5,400.00	Jun 2025	3	30	2,644	(3,196)
Exchange-traded	FTSE 100 Index	GBP	8,775.00	Jun 2025	1	10	1,261	(1,112)
Exchange-traded	S&P 500 Index	USD	5,840.00	Jun 2025	1	100	9,126	(2,610)
Exchange-traded	S&P 500 Index	USD	5,960.00	Jun 2025	1	100	9,901	(9,370)
Exchange-traded	S&P 500 Index	USD	5,875.00	Jun 2025	2	200	17,195	(14,030)
							$49,834	$(35,502)
							$79,052	$(57,211)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$278,024	—	$278,024	—
Foreign government obligations	813,067	—	813,067	—
Corporate bonds	56,935,757	—	56,935,757	—
Capital preferred securities	260,314	—	260,314	—
Term loans	4,899,795	—	4,899,795	—
Asset-backed securities	2,118,560	—	2,118,560	—
Common stocks	34,772,622	$23,163,459	11,609,163	—
Preferred securities	2,521,630	2,521,630	—	—
Escrow certificates	28,975	—	28,975	—
Short-term investments	8,064,442	6,086,488	1,977,954	—
Total investments in securities	$110,693,186	$31,771,577	$78,921,609	—
Derivatives:
Assets
Forward foreign currency contracts	$12,274	—	$12,274	—
Liabilities
Forward foreign currency contracts	(69,663)	—	(69,663)	—
Written options	(68,435)	$(62,705)	(5,730)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
20	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	608,491	$7,262,185	$50,541,934	$(51,720,145)	$2,317	$197	$199,312	—	$6,086,488
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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